Pension Liabilities, Net (Summary Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Service cost	$ 36	$ 63
Interest cost	349	349
Expected return on plan assets	(245)	(294)
Exchange rates differences	60	5
Settlement loss recognized	1,167
Net periodic benefit cost	$ 1,367	$ 123